CONVERTIBLE NOTE AGREEMENT (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Feb. 03, 2024	Apr. 25, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 24, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain (loss) on extinguishment of debt						$ (11,409)		$ (11,409)
Convertible Note One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion price		$ 5.00					$ 1.50
Accrued interest payable		$ 22,000
Penalty interest		53,778
Periodic payment					26,889		$ 26,889
Conversion of stock, amount converted	$ 50,000
Proceeds from Issuance of Common Stock	100,000
Gain (loss) on extinguishment of debt								11,408
Convertible Note Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued interest payable			22,000		22,000			22,000	22,000
Penalty interest			$ 53,778		$ 53,778			$ 53,778	53,778
Interest rate					10.00%			10.00%
Convertible Note Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Original issue discount							$ 20,000
Debt instrument, unamortized discount									$ 6,667
Convertible Note Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Original issue discount								$ 62,500
Debt instrument, unamortized discount								$ 20,833
Fair value shares of restricted stock								50,000
Convertible Note Four [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares purchased								200,000
Share Price								$ 5.00
Fair value of detachable warrants								$ 0
Option indexed to issuer's equity, strike price								$ 1.25
Exercise price								$ 5.00
Risk free interest rate								3.70%
Volatility								25.00%
Dividend rate								0.00%
Warrants and rights outstanding, term								10 years
SPA Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount		$ 220,000
Restricted shares of common stock		50,000
Number of shares purchased		200,000
Conversion price		$ 5.00
Original issue discount		$ 82,500
Accrued interest payable		75,778
Additional interest charge		22,000
Penalty interest		$ 53,778